PROPERTY, PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 9 – Property, Plant and Equipment

Property, plant and equipment consisted of the following at February 28, 2021 and May 31, 2020.

	February 28, 2021	May 31, 2020
Office equipment	$115,616	$94,887
Furniture and fixtures	145,103	144,025
Machinery & Equipment	1,785,906	1,741,830
Leasehold improvements	2,778,350	2,662,967
Less: accumulated depreciation	(1,291,937)	(868,200)
Property, plant, and equipment, net	$3,533,038	$3,775,509

During the nine months ended February 28, 2021 and February 29, 2020, the Company made payments in the amounts of $181,266 and $1,766,185, respectively, for property, plant, and equipment. Also, during the nine months ended February 28, 2021 and February 29, 2020, the Company applied $0 and $136,190 of deposits to the acquisition of fixed assets. See note 6.

Depreciation of property, plant, and equipment was $139,989 and $87,025 for the three months ended February 28, 2021 and February 29, 2020 respectively. Depreciation of property, plant, and equipment was $423,737 and $198,788 for the nine months ended February 28, 2021 and February 29, 2020, respectively.

NOTE 10 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following at May 31, 2020 and 2019:

	May 31,	May 31,
	2020	2019
Office equipment	$94,887	$53,152
Furniture & fixtures	144,025	140,701
Machinery & equipment	1,741,830	969,196
Leasehold improvements	2,662,967	1,293,660
Less: accumulated depreciation	(868,200)	(546,408)
Property and equipment, net	$3,775,509	$1,910,301

The Company also made payments in the amount of $1,923,338 and $1,037,262 for property and equipment during the years ended May 31, 2020 and 2019, respectively; the Company also reclassified from deposits to property, plant and equipment the amounts of $281,966 and $0 during the years ended May 31, 2020 and 2019, respectively. During the year ended May 31, 2020, the Company disposed of fixed assets a net book value of $16,817 and recorded a loss on disposal of fixed assets in that amount; there was no such comparable transaction during the prior period. During the year ended May 31, 2019, the Company also acquired property, plant, and equipment with an aggregate fair value of $933,142 with the acquisition of Alternative Solutions. See note 4.

Depreciation expense totaled $323,279 and $173,277 for the years ended May 31, 2020 and 2019, respectively.